Inventories (Tables)	12 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
Components of Inventories
Inventories consist of the following components:

	31 March
(Millions of US dollars)	2019	2018
Finished goods	$235.0	$190.3
Work-in-process	7.3	8.1
Raw materials and supplies	88.8	65.3
Provision for obsolete finished goods and raw materials	(13.7)	(8.0)
Total inventories	$317.4	$255.7